Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Plan Name	ONE Gas, Inc. 401(k) Plan
Entity Registrant Name	ONE Gas, Inc.
Entity Central Index Key	0001587732
Amendment Flag	false